Revenue and Expenses - Revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Rendering of services	€ 37,394	€ 42,264	€ 43,085
Sales	5,682	6,158	5,608
Total	€ 43,076	€ 48,422	€ 48,693